RECEIVABLES, NET - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2021
Receivables, net [Abstract]
Schedule of non-current receivables

	As of December 31,
	2021	2020

Receivables with related parties (Notes 25 and 13 (b))	126,860	126,908
Employee advances and loans	23,147	2,326
Advances to suppliers for the purchase of property, plant and equipment	14,435	14,078
Advances to suppliers for the purchase of property, plant and equipment with related parties (Note 25)	2,075	2,452
Other tax credits	9,803	97,202
Others	1,483	340

Receivables, net – Non-current	177,803	243,306

Schedule of current receivables

	As of December 31,
	2021	2020

Value added tax	195,070	188,027
Income tax credits	44,544	8,205
Other tax credits	24,402	29,834
Employee advances and loans	5,703	4,355
Advances to suppliers	16,700	12,009
Advances to suppliers with related parties (Note 25)	7,160	11,927
Expenses paid in advance	11,785	8,160
Government tax refunds on exports	7,639	6,499
Receivables with related parties (Note 25)	26,743	7,446
Others	17,959	12,147

Receivables, net – Current	357,705	288,609